Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,373,000
Previously Paid Amount	0.00
Total Fee Amount	603.91
Total Offset Amount	0.00
Net Fee	603.91
Narrative - Max Aggregate Offering Price	$ 4,373,000
Final Prospectus	true